Other Payables and Other Current Liabilities	12 Months Ended
Dec. 31, 2024
Other Payables and Other Current Liabilities [Abstract]
OTHER PAYABLES AND OTHER CURRENT LIABILITIES

NOTE 9 - OTHER PAYABLES AND OTHER CURRENT LIABILITIES

Other payables and other current liabilities consisted of the following:

	As of December 31,
	2024	2023
Corporate income taxes	$362,734	$379,395
Tax payable	805,702	139,904
Payroll payable	601,032	474,629
Others	60,174	47,982
Total other payables and other current liabilities	$1,829,642	$1,041,910